RIGHT-OF-USE ASSETS AND LEASES	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASES
RIGHT-OF-USE ASSETS AND LEASES

16. RIGHT-OF-USE ASSETS AND LEASES

The company has lease contracts which include storage tanks, pipelines, railway cars, vessels, buildings, land, and mobile equipment for the purpose of production, storage and transportation of crude oil and related products.

Right-of-use (ROU) assets within Property, Plant and Equipment:

($ millions)	December 31 2019

Property, plant and equipment, net – excluding ROU assets	69 745

ROU assets	2 895

72 640

The following table presents the ROU assets by asset class:

($ millions)	Plant and Equipment

Cost

At January 1, 2019	3 326

Additions and adjustments	186

Foreign exchange	(7)

At December 31, 2019	3 505

Accumulated provision

At January 1, 2019	(267)

Depreciation	(343)

At December 31, 2019	(610)

Net ROU assets

At January 1, 2019 (note 5)	3 059

At December 31, 2019	2 895

Other lease-related items recognized in the Consolidated Statement of Comprehensive Income

($ millions)	For the year ended December 31, 2019

Operating, selling and general

Short-term lease expense	236

Variable lease expense	45

There were no leases with residual value guarantees. Total cash outflow for leases was $464 million for the year ended December 31, 2019.